CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS (Details) ¥ / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May. 17, 2011 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	May. 17, 2011 ¥ / shares
Debt Instrument [Line Items]
Foreign exchange gain (loss)		¥ (51,733,120)	¥ (2,814,189)
Derivative, fair value							¥ 7,277,406
Capped Call Option [Member]
Debt Instrument [Line Items]
Convertible debt, conversion price | ¥ / shares								¥ 48.21
Premium paid for derivative | $	$ 18.0
Derivative, fair value			¥ 21,098,263	¥ 107,223,601			17,490,323
Change in fair value of convertible senior notes and capped call option		¥ (6,170,282)	(86,689,063)	92,295,905
2016 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 125.0
Debt issuance date					May 17, 2011
Debt maturity date					May 15, 2016
Stated interest rate	4.00%
Convertible debt, conversion rate	0.296307
Convertible debt, conversion price | $ / shares	$ 33.75
Debt covenant, ownership interest threshold	50.00%
Call feature, percentage	100.00%
Face value of notes repurchased | $					$ 2.0	$ 22.5
Percentage of notes repurchased		18.00%			1.60%
Percentage of price redeemed at		96.00%			41.00%
Fair value of convertible notes			721,541,380	770,485,897			¥ 650,916,976
Foreign exchange gain (loss)		¥ (44,945,341)	(3,039,266)	18,298,249
Gain (loss) from change in fair value of convertible senior notes		¥ (22,926,918)	51,983,783	¥ (305,202,478)
2019 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $						$ 150.0
Debt issuance date		Jan. 22, 2014
Debt maturity date		Feb. 01, 2019
Stated interest rate						4.00%	4.00%
Convertible debt, conversion rate		0.218221
Convertible debt, conversion price | $ / shares						$ 45.83
Call feature, percentage		100.00%
Fair value of convertible notes			818,857,265				¥ 856,064,385
Gain (loss) from change in fair value of convertible senior notes		¥ 14,526,000	¥ 98,806,924